Regulatory matters - Approved Annual Revenue Increases (Details) CAD in Thousands, $ in Thousands							1 Months Ended
	Apr. 12, 2017 USD ($)	Dec. 08, 2016 USD ($)	Nov. 21, 2016 USD ($)	Jun. 30, 2016 USD ($)	Feb. 18, 2016 USD ($)	Feb. 10, 2016 USD ($)	May 31, 2017 CAD	Apr. 30, 2017 USD ($)
New Hampshire Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 6,750			$ 6,105
Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved rate increase								$ 2,928
Illinois Commerce Commission
Regulatory Liabilities [Line Items]
Approved rate increase | CAD							CAD 2,200
Arizona Corporate Commission
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 1,935		$ 2,725
California Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 8,318		2,175
Various
Regulatory Liabilities [Line Items]
Approved revenue increase				$ 3,551
Annual Revenue Increase Approval, March 2016 | Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase						$ 8,300